Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,114	$ 17,344
Accumulated depreciation	(6,895)	(5,253)
Property and equipment, net	10,219	12,091
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,150	10,594
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Property and equipment, gross	$ 1,343	1,312
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 212	212
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	6 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Property and equipment, gross	$ 89	89
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years
Property and equipment, gross	$ 206	206
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 114	$ 4,931